INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Opening balance	$ 3,728	$ 1,993
Decrease related to settlements with taxing authorities	(796)
Increase related to prior year tax positions	74	120
Decrease related to expiration of statutes of limitations	(92)	(242)
Increase related to current year tax positions	1,719	1,857
Closing balance	$ 4,633	$ 3,728